Schedule of Investments (unaudited)
October 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.1%
AGL Energy Ltd.	929,663	$5,631,588
ANZ Group Holdings Ltd.	151,942	3,639,269
Aristocrat Leisure Ltd.	83,646	3,460,864
ASX Ltd.	49,005	1,808,132
Aurizon Holdings Ltd.	3,250,168	7,291,728
BHP Group Ltd.	679,307	19,365,817
BlueScope Steel Ltd.	318,281	4,761,848
Brambles Ltd.	435,445	7,075,792
Cochlear Ltd.	4,103	770,296
Coles Group Ltd.	411,708	5,937,880
Commonwealth Bank of Australia	159,972	17,949,657
Computershare Ltd.	10,387	248,141
CSL Ltd.	7,560	881,014
Endeavour Group Ltd./Australia	211,198	505,281
Fortescue Ltd.	488,293	6,790,802
Goodman Group	142,050	3,063,759
IGO Ltd.(a)	95,585	335,160
JB Hi-Fi Ltd.	228,975	15,663,340
Lottery Corp. Ltd. (The)	1,234,357	4,440,002
Macquarie Group Ltd.	38,108	5,435,518
Origin Energy Ltd.	524,037	4,199,538
Pro Medicus Ltd.(b)	27,490	4,720,167
Qantas Airways Ltd.	237,592	1,582,871
Regis Resources Ltd.	1,320,139	5,541,948
Rio Tinto Ltd.	219,728	19,078,159
Scentre Group	377,297	1,005,057
South32 Ltd.	210,662	435,667
Stockland	1,697,989	7,020,131
Telix Pharmaceuticals Ltd.(a)(b)	165,106	1,747,092
Telstra Group Ltd.	2,512,210	8,026,098
Ventia Services Group Pty. Ltd.	900,761	3,373,856
Wesfarmers Ltd.	107,611	5,906,333
Westpac Banking Corp.	54,289	1,373,754
Whitehaven Coal Ltd.	1,618,669	7,607,908
Woolworths Group Ltd.	270,390	5,023,575
Xero Ltd.(a)	8,893	841,324
		192,539,366
Austria — 0.8%
ANDRITZ AG	35,596	2,691,265
BAWAG Group AG(c)	33,764	4,363,364
OMV AG	77,113	4,221,638
Raiffeisen Bank International AG	179,921	6,707,485
Verbund AG	46,757	3,608,714
		21,592,466
Belgium — 0.4%
Ageas SA	144,503	9,563,148
Syensqo SA	33,696	2,781,479
		12,344,627
Canada — 6.2%
Bank of Montreal	27,274	3,388,078
Barrick Mining Corp.	58,674	1,926,028
BCE Inc.	185,566	4,241,735
Canadian Imperial Bank of Commerce	36,462	3,021,104
Canadian National Railway Co.	22,471	2,154,736
Canadian Natural Resources Ltd.	213,239	6,821,884
Celestica Inc.(a)	12,601	4,338,273
CGI Inc.	102,864	8,951,966
Constellation Software Inc.	1,941	5,108,115
Dollarama Inc.	52,205	6,785,850
Enbridge Inc.	17,921	835,645
Security	Shares	Value
Canada (continued)
Fairfax Financial Holdings Ltd.	3,750	$6,088,259
Kinross Gold Corp.	198,304	4,612,082
Loblaw Companies Ltd.	606,590	24,107,038
Manulife Financial Corp.	475,731	15,395,836
Metro Inc./CN	19,360	1,290,483
Nutrien Ltd.	119,148	6,489,405
Power Corp. of Canada	109,890	5,147,605
Royal Bank of Canada	182,538	26,741,352
Sun Life Financial Inc.	11,402	693,526
Suncor Energy Inc.	262,572	10,455,703
Thomson Reuters Corp.	105,180	16,111,277
Toronto-Dominion Bank (The)	49,718	4,082,225
		168,788,205
China — 0.6%
Trip.com Group Ltd.	101,250	7,125,106
Xiaomi Corp., Class B(a)(c)	1,552,800	8,614,795
		15,739,901
Denmark — 2.3%
AP Moller - Maersk A/S, Class B, NVS	1,641	3,373,777
Carlsberg A/S, Class B	25,072	2,947,954
ISS A/S	253,220	7,981,217
NKT A/S(a)	103,160	11,547,811
Novo Nordisk A/S, Class B	455,602	22,430,048
Pandora A/S	49,711	6,651,763
Sydbank A/S	105,882	9,039,280
		63,971,850
Finland — 1.2%
Hiab OYJ, Class B	89,521	4,957,696
Kemira OYJ	198,769	4,374,757
Kone OYJ, Class B	32,026	2,139,754
Konecranes OYJ	110,629	10,919,922
Mandatum OYJ	179,193	1,285,219
Nokia OYJ	179,118	1,221,817
Orion OYJ, Class B	62,518	4,365,817
Wartsila OYJ Abp	97,149	3,178,433
		32,443,415
France — 7.9%
Air Liquide SA	18,494	3,579,308
Airbus SE	2,499	616,181
Amundi SA(c)	11,227	832,284
AXA SA	82,785	3,591,909
BNP Paribas SA	16,354	1,266,747
Bouygues SA	104,231	4,704,790
Capgemini SE	13,378	2,058,144
Carrefour SA	272,620	4,105,915
Christian Dior SE, NVS	9,238	6,047,816
Cie de Saint-Gobain SA	92,596	8,987,553
Credit Agricole SA	681,515	12,302,279
Danone SA	41,219	3,640,323
Dassault Aviation SA	6,676	2,151,309
Dassault Systemes SE	38,390	1,092,492
Edenred SE	12,661	363,930
Eiffage SA	51,778	6,371,270
Engie SA	442,526	10,360,840
EssilorLuxottica SA	14,252	5,219,348
FDJ UNITED	200,679	5,847,204
Gaztransport Et Technigaz SA	8,149	1,613,746
Gecina SA	32,362	3,007,442
Hermes International SCA	1,264	3,127,716
Klepierre SA	166,011	6,344,367
Legrand SA	14,489	2,502,072

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
L'Oreal SA	36,016	$15,029,884
LVMH Moet Hennessy Louis Vuitton SE	21,923	15,495,672
Publicis Groupe SA	95,333	9,555,142
Renault SA	25,856	1,004,743
Rexel SA	139,716	4,844,649
Safran SA	20,635	7,331,993
Sanofi SA	102,399	10,358,967
Schneider Electric SE	46,027	13,114,463
SCOR SE	24,931	754,706
Societe Generale SA	102,516	6,501,627
TotalEnergies SE	267,492	16,700,868
Unibail-Rodamco-Westfield, New	102,464	10,595,107
Vinci SA	34,711	4,641,425
		215,664,231
Germany — 7.4%
adidas AG	14,597	2,760,035
Allianz SE, Registered	30,296	12,174,193
Auto1 Group SE(a)	9,083	319,200
BASF SE	103,851	5,124,198
Bayerische Motoren Werke AG	111,540	10,400,529
Bilfinger SE	57,614	6,216,119
Commerzbank AG	180,312	6,574,696
Deutsche Bank AG, Registered	189,143	6,771,351
Deutsche Boerse AG	31,895	8,077,088
Deutsche Post AG, Registered	25,164	1,156,194
Deutsche Telekom AG, Registered	347,554	10,765,544
E.ON SE	441,909	8,222,325
flatexDEGIRO AG	191,030	7,246,141
Freenet AG	24,599	764,976
GEA Group AG	94,223	6,739,547
Hannover Rueck SE	944	269,492
Heidelberg Materials AG	33,174	7,782,737
HOCHTIEF AG	33,698	9,672,634
Mercedes-Benz Group AG	170,091	11,036,275
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	16,823	10,408,287
Nordex SE(a)	98,453	2,907,388
QIAGEN NV	48,545	2,285,016
Rheinmetall AG	1,739	3,418,499
SAP SE	100,022	26,012,957
Siemens AG, Registered	72,637	20,585,123
Siemens Energy AG(a)	55,595	6,926,320
TUI AG(a)	830,026	7,072,543
		201,689,407
Hong Kong — 1.6%
AIA Group Ltd.	1,080,000	10,509,188
CK Asset Holdings Ltd.	512,500	2,535,462
CLP Holdings Ltd.	677,500	5,778,645
HKT Trust & HKT Ltd., Class SS	1,334,000	1,947,869
Hong Kong Exchanges & Clearing Ltd.	36,100	1,967,554
Hongkong Land Holdings Ltd.	59,200	361,731
Jardine Matheson Holdings Ltd.	122,000	7,163,178
PCCW Ltd.	7,765,000	5,547,078
Swire Properties Ltd.	475,400	1,295,120
WH Group Ltd.(c)	6,670,500	6,416,465
Wharf Real Estate Investment Co. Ltd.	301,000	856,712
		44,379,002
Ireland — 0.7%
AIB Group PLC	1,753,333	16,159,288
Bank of Ireland Group PLC	135,527	2,218,980
		18,378,268
Security	Shares	Value
Italy — 4.5%
A2A SpA	3,415,820	$9,952,403
Banca Generali SpA	98,449	5,575,754
Banca Mediolanum SpA	287,654	5,783,129
Banca Monte dei Paschi di Siena SpA	1,276,212	11,192,997
Banco BPM SpA	149,694	2,180,958
BPER Banca SpA	936,301	11,218,660
Enel SpA	916,918	9,275,320
Eni SpA	496,520	9,155,567
Generali	35,431	1,363,948
Hera SpA	770,334	3,457,401
Intesa Sanpaolo SpA	1,108,096	7,142,054
Iveco Group NV	182,975	3,888,786
Poste Italiane SpA(c)	173,386	4,180,319
Prysmian SpA	53,461	5,574,043
Saipem SpA	1,239,891	3,232,326
Snam SpA	282,788	1,744,127
Terna - Rete Elettrica Nazionale	248,536	2,548,506
UniCredit SpA	291,559	21,588,961
Unipol Assicurazioni SpA	149,425	3,271,410
		122,326,669
Japan — 23.9%
77 Bank Ltd. (The)	80,000	3,428,980
ABC-Mart Inc.	89,100	1,526,442
Advantest Corp.	30,400	4,552,272
Ajinomoto Co. Inc.	38,900	1,103,293
ALSOK Co. Ltd.	652,800	4,461,790
Amada Co. Ltd.	155,600	1,855,473
Asics Corp.	417,500	10,631,289
Astellas Pharma Inc.	45,500	476,277
Canon Inc.	166,100	4,770,030
Canon Marketing Japan Inc.	126,600	5,271,720
Capcom Co. Ltd.	17,300	451,757
Chugai Pharmaceutical Co. Ltd.	86,800	3,972,639
Coca-Cola Bottlers Japan Holdings Inc.	202,900	3,247,005
Credit Saison Co. Ltd.	82,800	2,017,049
Dai Nippon Printing Co. Ltd.	175,700	2,932,499
Daicel Corp.	448,900	3,862,379
Dai-ichi Life Holdings Inc.	640,700	4,497,070
Daiichi Sankyo Co. Ltd.	309,400	7,390,983
Daito Trust Construction Co. Ltd.	20,500	383,269
Daiwa Securities Group Inc.	971,700	7,478,156
Dexerials Corp.	217,500	3,508,255
Disco Corp.	13,800	4,582,745
Ebara Corp.	225,300	6,008,147
ENEOS Holdings Inc.	314,700	1,985,352
Fast Retailing Co. Ltd.	25,900	9,508,401
Fuji Electric Co. Ltd.	24,200	1,728,397
FUJIFILM Holdings Corp.	217,900	5,050,200
Fujikura Ltd.	64,300	8,755,990
Fujitsu Ltd.	199,200	5,191,239
Furukawa Electric Co. Ltd.	38,100	2,696,933
GMO Payment Gateway Inc.	15,200	829,165
Gunma Bank Ltd. (The)	138,500	1,439,656
Hirose Electric Co. Ltd.	11,200	1,500,432
Hitachi Ltd.	570,800	19,497,946
Hokuhoku Financial Group Inc.	274,300	6,719,708
Honda Motor Co. Ltd.	423,800	4,283,450
Hoya Corp.	52,500	8,527,680
Isetan Mitsukoshi Holdings Ltd.	170,200	2,671,134
ITOCHU Corp.	207,100	11,995,905
Iyogin Holdings Inc., NVS	203,400	3,178,305
Japan Post Bank Co. Ltd.	462,800	5,185,710

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Post Holdings Co. Ltd.	256,400	$2,402,737
Japan Post Insurance Co. Ltd.	128,300	3,318,134
Japan Real Estate Investment Corp.	9,948	8,204,839
Japan Tobacco Inc.	16,400	571,259
Kakaku.com Inc.	17,500	311,106
Kamigumi Co. Ltd.	199,600	5,991,636
Kandenko Co. Ltd.	66,500	2,032,383
KDDI Corp.	23,300	371,410
Keyence Corp.	14,300	5,307,223
Kioxia Holdings Corp.(a)	147,100	10,259,324
Kirin Holdings Co. Ltd.	30,400	427,507
Kobe Steel Ltd.	47,300	556,691
Kokuyo Co. Ltd.	589,600	3,383,362
Komatsu Ltd.	152,800	5,111,305
Konami Group Corp.	29,100	4,846,174
Kyowa Kirin Co. Ltd.	36,400	563,619
Kyushu Electric Power Co. Inc.	116,300	1,141,399
Marubeni Corp.	141,400	3,475,049
Mazda Motor Corp.	89,100	613,975
Mitsubishi Electric Corp.	206,800	5,871,587
Mitsubishi Estate Co. Ltd.	170,100	3,604,738
Mitsubishi Gas Chemical Co. Inc.	25,800	477,329
Mitsubishi Heavy Industries Ltd.	439,600	13,271,379
Mitsubishi Logistics Corp.	230,700	1,672,814
Mitsubishi UFJ Financial Group Inc.	1,316,100	19,880,042
Mitsui & Co. Ltd.	203,100	4,994,558
Mitsui E&S Co. Ltd.	61,000	2,479,954
Mitsui Fudosan Co. Ltd.	86,800	903,796
Mitsui Kinzoku Co. Ltd.	24,200	2,464,952
Mizuho Financial Group Inc.	592,200	19,836,013
Modec Inc.	97,900	6,350,683
MS&AD Insurance Group Holdings Inc.	353,800	7,293,396
NEC Corp.	41,800	1,518,178
Nexon Co. Ltd.	68,900	1,405,180
Nintendo Co. Ltd.	130,900	11,164,446
Nippon Electric Glass Co. Ltd.	52,500	1,767,508
Nippon Steel Corp.	197,300	813,276
Nishi-Nippon Financial Holdings Inc.	16,500	281,956
Nissan Motor Co. Ltd.(a)(b)	2,474,700	5,656,503
Nitto Denko Corp.	194,500	4,843,994
NOF Corp.	60,200	1,071,231
Nomura Holdings Inc.	332,100	2,369,898
Nomura Real Estate Holdings Inc.	1,181,200	6,745,680
Nomura Real Estate Master Fund Inc.	613	654,067
Nomura Research Institute Ltd.	135,700	5,239,791
Olympus Corp.	158,000	1,944,500
ORIX Corp.	192,000	4,696,710
Orix JREIT Inc.	2,400	1,624,512
Otsuka Corp.	136,600	2,700,590
Otsuka Holdings Co. Ltd.	78,400	4,266,841
Panasonic Holdings Corp.	143,500	1,667,359
Persol Holdings Co. Ltd.	320,000	530,837
Recruit Holdings Co. Ltd.	251,500	12,471,365
Ricoh Co. Ltd.	418,600	3,591,079
Ryohin Keikaku Co. Ltd.	22,200	456,504
Sankyo Co. Ltd.	463,500	8,040,498
Sanrio Co. Ltd.	87,500	4,049,356
Santen Pharmaceutical Co. Ltd.	760,600	7,452,183
Sanwa Holdings Corp.	258,200	7,041,555
SBI Holdings Inc.	71,700	3,204,060
SCREEN Holdings Co. Ltd.	66,200	6,275,606
SCSK Corp.	157,900	5,802,291
Security	Shares	Value
Japan (continued)
Sega Sammy Holdings Inc.	82,500	$1,526,555
Sekisui House Ltd.	182,600	3,917,731
Shikoku Electric Power Co. Inc.	461,100	4,116,871
Shimadzu Corp.	43,100	1,158,763
Shimamura Co. Ltd.	28,200	1,818,045
Shin-Etsu Chemical Co. Ltd.	9,800	294,577
Shionogi & Co. Ltd.	47,500	796,698
Socionext Inc.	198,200	4,460,401
SoftBank Group Corp.	60,100	10,545,658
Sompo Holdings Inc.	220,000	6,704,602
Sony Group Corp.	502,100	13,983,274
Subaru Corp.	248,100	5,277,861
Sumitomo Corp.	49,300	1,434,183
Sumitomo Electric Industries Ltd.	33,200	1,210,386
Sumitomo Mitsui Financial Group Inc.	510,500	13,821,170
Sumitomo Realty & Development Co. Ltd.	24,300	1,037,537
Suntory Beverage & Food Ltd.	5,900	178,591
Suzuken Co. Ltd.	122,100	4,636,935
Takeda Pharmaceutical Co. Ltd.	202,600	5,467,666
TIS Inc.	88,900	3,062,679
Toho Gas Co. Ltd.	102,200	3,051,691
Tokio Marine Holdings Inc.	283,000	10,553,967
Tokyo Electron Ltd.	45,400	10,009,347
Tokyo Gas Co. Ltd.	113,400	3,979,680
Tokyo Ohka Kogyo Co. Ltd.	67,700	2,470,612
Tokyo Tatemono Co. Ltd.	366,800	6,848,242
Tomy Co. Ltd.	135,100	2,779,243
Toppan Holdings Inc.	233,100	5,701,121
Toyota Motor Corp.	1,083,300	22,085,372
Trend Micro Inc./Japan	6,000	306,195
USS Co. Ltd.	917,400	10,126,146
Yamaguchi Financial Group Inc.	465,900	5,337,743
Yamato Kogyo Co. Ltd.	66,300	4,178,987
Yamazaki Baking Co. Ltd.	330,200	6,489,293
Yokogawa Electric Corp.	231,900	6,937,161
Zensho Holdings Co. Ltd.(b)	78,600	4,894,110
		647,692,142
Netherlands — 4.7%
ABN AMRO Bank NV, CVA(c)	600,684	17,947,634
Adyen NV(a)(c)	4,085	6,999,583
Akzo Nobel NV	82,164	5,429,819
ASM International NV	3,970	2,575,913
ASML Holding NV	46,351	49,007,346
EXOR NV, NVS	21,931	1,900,540
ING Groep NV	306,223	7,646,286
Koninklijke Ahold Delhaize NV	429,368	17,574,291
Koninklijke KPN NV	520,058	2,406,548
NN Group NV	7,644	523,116
Prosus NV	88,314	6,104,127
Randstad NV	70,723	2,771,696
SBM Offshore NV	9,663	249,876
Signify NV(c)	111,309	2,664,457
Wolters Kluwer NV	23,544	2,886,154
		126,687,386
New Zealand — 0.2%
Contact Energy Ltd.	103,465	551,554
Fisher & Paykel Healthcare Corp. Ltd.	38,291	812,936
Fletcher Building Ltd.(a)	1,507,999	2,811,106
Meridian Energy Ltd.	532,929	1,804,163
		5,979,759

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway — 1.0%
DNB Bank ASA	206,743	$5,277,202
Equinor ASA	219,374	5,254,291
Kongsberg Gruppen ASA	202,379	5,159,304
Norsk Hydro ASA	414,619	2,803,057
Orkla ASA	515,246	5,232,999
Yara International ASA	114,453	4,169,763
		27,896,616
Poland — 0.2%
LPP SA	779	3,781,406
Santander Bank Polska SA	8,409	1,107,435
		4,888,841
Portugal — 0.1%
Galp Energia SGPS SA	80,611	1,619,561
Singapore — 2.0%
ComfortDelGro Corp. Ltd.	4,259,600	4,776,162
DBS Group Holdings Ltd.	178,700	7,398,627
NetLink NBN Trust(b)	6,290,000	4,735,187
Oversea-Chinese Banking Corp. Ltd.	381,000	4,984,012
Sembcorp Industries Ltd.(b)	1,304,000	6,533,751
Singapore Airlines Ltd.	1,479,400	7,530,910
Singapore Exchange Ltd.(b)	137,352	1,782,218
Singapore Technologies Engineering Ltd.(b)	375,900	2,449,010
Wilmar International Ltd.(b)	1,740,600	4,182,848
Yangzijiang Shipbuilding Holdings Ltd.	3,512,700	9,486,946
		53,859,671
Spain — 3.1%
Acciona SA	18,717	4,142,859
Banco Bilbao Vizcaya Argentaria SA	853,184	17,188,306
Banco de Sabadell SA	2,133,591	7,998,609
Banco Santander SA	1,057,811	10,779,291
CaixaBank SA	75,629	799,379
Endesa SA	182,987	6,557,502
Iberdrola SA	431,826	8,751,490
Industria de Diseno Textil SA	163,279	9,016,329
Puig Brands SA, Class B	195,933	3,361,751
Repsol SA	635,043	11,652,628
Telefonica SA	809,486	4,105,043
		84,353,187
Sweden — 3.1%
Alfa Laval AB	103,663	4,926,861
Assa Abloy AB, Class B	31,532	1,188,269
H & M Hennes & Mauritz AB, Class B	337,813	6,379,976
Hemnet Group AB	180,743	3,944,842
Investor AB, Class B	619,060	20,383,686
Loomis AB, Class B	58,608	2,361,049
Mycronic AB	49,077	1,151,287
Nordea Bank Abp	981,856	16,796,418
Sandvik AB	23,771	718,822
Skandinaviska Enskilda Banken AB, Class A	366,637	6,998,945
SSAB AB, Class B	1,353,304	8,379,514
Svenska Handelsbanken AB, Class A	103,282	1,347,761
Tele2 AB, Class B	14,338	227,772
Telefonaktiebolaget LM Ericsson, Class B	222,373	2,256,165
Telia Co. AB	181,832	715,812
Trelleborg AB, Class B	17,806	743,084
Volvo AB, Class B	196,231	5,375,757
		83,896,020
Switzerland — 8.1%
ABB Ltd., Registered	331,170	24,621,667
Adecco Group AG, Registered	110,440	3,079,329
Security	Shares	Value
Switzerland (continued)
Alcon AG	69,441	$5,175,784
Bucher Industries AG, Registered	1,983	879,906
Cie Financiere Richemont SA, Class A, Registered	55,720	11,021,726
Geberit AG, Registered	1,542	1,127,239
Holcim AG	45,968	4,086,611
Julius Baer Group Ltd.	8,532	575,983
Kuehne + Nagel International AG, Registered	10,706	2,053,909
Logitech International SA, Registered	21,235	2,552,840
Mobimo Holding AG, Registered	215	91,135
Nestle SA, Registered	298,102	28,483,181
Novartis AG, Registered	428,278	53,004,395
PSP Swiss Property AG, Registered	31,633	5,471,359
Roche Holding AG, NVS	75,236	24,370,458
Schindler Holding AG, Participation Certificates, NVS	11,776	4,194,613
SGS SA	35,827	4,040,203
Swiss Life Holding AG, Registered	438	475,428
Swiss Re AG	12,142	2,217,153
Swissquote Group Holding SA, Registered	4,756	3,021,689
UBS Group AG, Registered	518,497	19,840,450
VZ Holding AG	32,576	6,363,656
Zurich Insurance Group AG	18,150	12,622,799
		219,371,513
United Kingdom — 12.1%
3i Group PLC	86,407	5,000,424
Aberdeen Group PLC	1,786,881	4,765,672
Anglo American PLC, NVS	30,943	1,170,655
Associated British Foods PLC	28,165	849,922
AstraZeneca PLC	147,786	24,377,083
Aviva PLC	491,624	4,321,026
B&M European Value Retail SA	701,141	1,655,538
BAE Systems PLC	506,479	12,476,335
Balfour Beatty PLC	1,129,760	9,984,900
Barclays PLC	1,587,130	8,512,763
BP PLC	2,166,918	12,695,555
British American Tobacco PLC	84,278	4,316,339
British Land Co. PLC (The)	733,206	3,661,966
BT Group PLC	238,918	583,097
Burberry Group PLC(a)	199,535	3,247,963
Carnival PLC(a)	291,114	7,563,094
Centrica PLC	3,245,799	7,649,702
CK Hutchison Holdings Ltd.	585,500	3,882,726
Coca-Cola HBC AG, Class DI	240,741	10,924,356
Compass Group PLC	5,974	197,738
Diageo PLC	133,748	3,076,437
Drax Group PLC	730,444	6,922,913
Glencore PLC	1,490,482	7,140,251
Grafton Group PLC	300,866	3,762,203
Greggs PLC	128,891	2,731,883
GSK PLC	633,000	14,820,706
HSBC Holdings PLC	1,478,837	20,702,892
ICG PLC	65,940	1,675,131
Imperial Brands PLC	72,792	2,892,338
Inchcape PLC	270,804	2,717,477
InterContinental Hotels Group PLC	27,863	3,361,034
Investec PLC	935,240	7,042,017
JD Sports Fashion PLC	533,062	653,206
Kingfisher PLC	1,404,288	5,695,202
Land Securities Group PLC	644,640	5,268,377
Lloyds Banking Group PLC	2,218,237	2,600,855
M&G PLC	294,696	1,020,287
Marks & Spencer Group PLC	1,082,404	5,656,447
Melrose Industries PLC	122,915	1,012,580

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
National Grid PLC	270,757	$4,059,758
NatWest Group PLC, NVS	680,812	5,241,240
Next PLC	37,187	6,987,067
Pearson PLC	84,089	1,170,352
Plus500 Ltd.	159,574	6,639,786
Reckitt Benckiser Group PLC	11,071	846,810
Rightmove PLC	67,387	591,688
Rio Tinto PLC	124,657	8,986,518
Rolls-Royce Holdings PLC	824,320	12,685,291
Sage Group PLC (The)	76,214	1,152,003
Serco Group PLC	253,137	844,002
Shell PLC	450,042	16,897,113
Softcat PLC	73,722	1,553,433
Standard Chartered PLC	101,735	2,088,339
Tesco PLC	1,823,789	11,005,967
Unilever PLC	115,142	6,909,018
Vodafone Group PLC	8,100,991	9,806,840
Wise PLC, Class A(a)	286,185	3,639,137
		327,693,452
Total Common Stocks — 99.2% (Cost: $2,195,380,648)		2,693,795,555
Preferred Stocks
Germany — 0.2%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	99,005	5,180,035
Total Preferred Stocks — 0.2% (Cost: $7,467,806)		5,180,035
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(d)	1,793	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.4% (Cost: $2,202,848,454)		2,698,975,590
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	11,346,256	$11,351,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	380,000	380,000
Total Short-Term Securities — 0.4% (Cost: $11,731,115)		11,731,929
Total Investments — 99.8% (Cost: $2,214,579,569)		2,710,707,519
Other Assets Less Liabilities — 0.2%		4,159,433
Net Assets — 100.0%		$2,714,866,952

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,500,188	$—	$(150,115)(a)	$1,330	$526	$11,351,929	11,346,256	$15,003 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	50,000 (a)	—	—	—	380,000	380,000	3,907	—
				$1,330	$526	$11,731,929		$18,910	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	19	12/11/25	$4,105	$227,895
SPI 200 Index	15	12/18/25	2,182	7,334
Euro STOXX 50 Index	84	12/19/25	5,489	189,779
FTSE 100 Index	27	12/19/25	3,463	143,977
				$568,985
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$195,033,440	$2,498,762,115	$—	$2,693,795,555
Preferred Stocks	—	5,180,035	—	5,180,035
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,731,929	—	—	11,731,929
	$206,765,369	$2,503,942,150	$—	$2,710,707,519
Derivative Financial Instruments(a)
Assets
Equity Contracts	$197,113	$371,872	$—	$568,985

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares